Short-term Bank Deposits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term bank deposits	$ 17,110	$ 27,100
Minimum [Member]
Bank deposits terms	3 months	3 months
Short term bank deposits annual interest rates	0.01%	1.87%
Maximum [Member]
Bank deposits terms	1 year	1 year
Short term bank deposits annual interest rates	0.75%	2.15%